United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


                 Date of Reporting Period: Quarter ended 6/30/05







Item 1.     Schedule of Investments




Tax Free Instruments Trust
Portfolio of Investments
June 30, 2005 (unaudited)


     Principal
     Amount                                                                     Value

                      Short-Term Municipals--99.3%
                      Alabama--0.7%
$    12,100,000       Jefferson County, AL, Sewer System, Warrants,
                      (Series 2002 A) Weekly VRDNs (FGIC INS)/(J.P.
                      Morgan Chase Bank, N.A. LIQ)                          $   12,100,000
     8,000,000        Jefferson County, AL, Sewer System, Warrants,
                      (Series 2002 C-3) Weekly VRDNs (XL Capital
                      Assurance Inc. INS)/(Bank of America N.A. LIQ)            8,000,000
                      Total                                                     20,100,000
                      Alaska--1.2%
     4,150,000   1    Alaska State Housing Finance Corp., MERLOTS
                      (Series 2005 A8) Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Wachovia Bank N.A. LIQ)                       4,150,000
     21,000,000       Valdez, AK Marine Terminal, (Series 1994C),
                      3.00% TOBs (Phillips Transportation Alaska,
                      Inc.)/(ConocoPhillips GTD), Optional Tender
                      6/1/2006                                                  21,000,000
     8,400,000        Valdez, AK Marine Terminal, (Series 2003A) Daily
                      VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)           8,400,000
                      Total                                                     33,550,000
                      Arizona--1.0%
     4,425,000        Arizona Health Facilities Authority Weekly VRDNs
                      (University Physicians, Inc.)/(J.P. Morgan Chase
                      Bank, N.A. LOC)                                           4,425,000
     5,985,000        Maricopa County, AZ, IDA, (Series 1984) Weekly
                      VRDNs (Gannett Co., Inc.)                                 5,985,000
     1,000,000        Maricopa County, AZ, IDA, (Series 2000A)  Weekly
                      VRDNs (Las Gardenias Apartments LP)/(FNMA LOC)            1,000,000
     5,000,000   1    Maricopa County, AZ, IDA, PUTTERs (Series 420)
                      Weekly VRDNs (Catholic Healthcare West)/(J.P.
                      Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank,
                      N.A. LOC)                                                 5,000,000
     7,325,000   1    Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset
                      Ranch Apartments)/(FHLMC GTD)/
                      (FHLMC LIQ)                                               7,325,000
     80,000           Pima County, AZ IDA Weekly VRDNs (A & P
                      Investments)/(J. P. Morgan Chase Bank, N.A. LOC)          80,000
     4,249,207        Pima County, AZ IDA Weekly VRDNs (BJR
                      Investments, Inc.)/(J.P. Morgan Chase Bank, N.A.
                      LOC)                                                      4,249,207
                      Total                                                     28,064,207
                      Arkansas--0.0%
     1,000,000        Arkansas Development Finance Authority, (Series
                      2001) Weekly VRDNs (ENSCO, Inc.)/
                      (Wachovia Bank N.A. LOC)                                  1,000,000
                      California--2.2%
     18,150,000       California Infrastructure & Economic Development
                      Bank, (Series 2005) Daily VRDNs (Asian Art
                      Museum Foundation of San Francisco)/(MBIA
                      Insurance Corp. INS)/(J.P. Morgan Chase Bank,
                      N.A. LIQ)                                                 18,150,000
     1,210,000   1    California State Public Works Board, Variable
                      Rate Certificates (Series 2000B) Weekly VRDNs
                      (Regents of University of California)/(MBIA
                      Insurance Corp. INS)/(Bank of America N.A. LIQ)           1,210,000
     10,000,000  1    California Statewide Communities Development
                      Authority, (Series 2004 FR/RI-FI5) Weekly VRDNs
                      (CHF-Irvine LLC)/(Lehman Brothers Holdings, Inc.
                      SWP)                                                      10,000,000
     19,000,000  1    Clipper Tax-Exempt Certificates Trust
                      (California Non-AMT) (Series 2004-7) Weekly
                      VRDNs (California State Fiscal Recovery
                      Fund)/(MBIA Insurance Corp. INS)/(State Street
                      Bank and Trust Co. LIQ)                                   19,000,000
     1,260,871   1    Koch Floating Rate Trust (California Non-AMT)
                      (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State
                      Street Bank and Trust Co. LIQ)                            1,260,871
     12,000,000  1    Los Angeles, CA Unified School District, ROCs
                      (Series 35) Weekly VRDNs (FGIC INS)/
                      (Citibank N.A., New York LIQ)                             12,000,000
                      Total                                                     61,620,871
                      Colorado--3.5%
     3,215,000   1    Colorado Department of Transportation, ROCs
                      (Series 4046) Weekly VRDNs (AMBAC
                      INS)/(Citigroup Global Markets Holdings, Inc.
                      LIQ)                                                      3,215,000
     1,425,000        Colorado Health Facilities Authority, (Series
                      1998 F) Weekly VRDNs (Developmental Disabilities
                      Center)/(J.P. Morgan Chase Bank, N.A. LOC)                1,425,000
     2,290,000        Colorado Health Facilities Authority, (Series
                      1998D) Weekly VRDNs (North Metro Community
                      Servies, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)         2,290,000
     120,000          Colorado Health Facilities Authority, (Series
                      1998E) Weekly VRDNs (Arkansas Valley)/(J.P.
                      Morgan Chase Bank, N.A. LOC)                              120,000
     580,000          Colorado Health Facilities Authority, (Series
                      1998H) Weekly VRDNs (Community Partnership for
                      Child Development)/(U.S. Bank, N.A. LOC)                  580,000
     1,300,000        Colorado Postsecondary Educational Facilities,
                      (Series 1997) Weekly VRDNs (Waldorf School
                      Association of Boulder, Inc. - Shining Mountain
                      Waldorf School)/(Key Bank, N.A. LOC)                      1,300,000
     600,000          Colorado Springs, CO Utility System, IDRBs
                      (Series 1996) Weekly VRDNs (Micro Metals,
                      Inc.)/(U.S. Bank, N.A. LOC)                               600,000
     18,745,000  1    Colorado State, TRANs (Series 2004 FR/RI-L49J)
                      Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)         18,745,000
     40,000,000  1    Denver Urban Renewal Authority, Stapleton Tax
                      Increment Revenue (Series 2004 FR/RI-F7J) Weekly
                      VRDNs (Lehman Brothers Holdings, Inc. SWP)                40,000,000
     3,835,000        Mesa County, CO, (Series 1996) Weekly VRDNs (3D
                      Systems Corp.)/(Wells Fargo Bank Minnesota N.A.
                      LOC)                                                      3,835,000
     8,705,000        Moffat County, CO, PCR (Series 1984) Weekly
                      VRDNs (Tri-State Generation and Transmission
                      Association)/(AMBAC INS)/(J.P. Morgan Chase
                      Bank, N.A. LIQ)                                           8,705,000
     17,125,000       Traer Creek Metropolitan Distirct, CO, (Series
                      2002) Weekly VRDNs (BNP Paribas SA LOC)                   17,125,000
                      Total                                                     97,940,000
                      Connecticut--1.9%
     6,100,000        Connecticut Development Authority Health Care
                      Revenue Weekly VRDNs (Corporation for
                      Independent Living)/(J.P. Morgan Chase Bank,
                      N.A. LOC)                                                 6,100,000
     3,900,000        Connecticut Development Authority Health Care
                      Revenue, (Series 1993A) Weekly VRDNs
                      (Corporation for Independent Living)/(Dexia
                      Credit Local LOC)                                         3,900,000
     4,000,000        Connecticut Development Authority Health Care
                      Revenue, (Series 1999) Weekly VRDNs (Corporation
                      for Independent Living)/(Dexia Credit Local LOC)          4,000,000
     2,500,000        Connecticut Development Authority, (Series
                      1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC
                      Bank NV LOC)                                              2,500,000
     1,000,000        Connecticut State HEFA, (Series A) Weekly VRDNs
                      (Boys & Girls Club of Greenwich)/(Allied Irish
                      Banks PLC LOC)                                            1,000,000
     800,000          Connecticut State HEFA, (Series A) Weekly VRDNs
                      (Ethel Walker School)/(Allied Irish Banks PLC
                      LOC)                                                      800,000
     1,500,000        Connecticut State HEFA, (Series A) Weekly VRDNs
                      (Washington Montessori School)/
                      (Wachovia Bank N.A. LOC)                                  1,500,000
     1,600,000        Connecticut State HEFA, (Series C) Weekly VRDNs
                      (Charlotte Hungerfield Hospital)/(Bank of
                      America N.A. LOC)                                         1,600,000
     3,500,000        Connecticut State HEFA, (Series E) Weekly VRDNs
                      (Lawrence & Memorial Hospital, Inc.)/
                      (Radian Asset Assurance INS)/(Bank of America
                      N.A. LIQ)                                                 3,500,000
     9,745,000   1     Connecticut State HFA, Variable Rate
                      Certificates (Series 1998S), 1.675% TOBs (Bank
                      of America N.A. LIQ), Optional Tender 9/1/2005            9,745,000
     5,555,000        New Britain, CT, (Series 1999) Weekly VRDNs
                      (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)            5,555,000
     2,095,000        New Britain, CT, (Series 2000B) Weekly VRDNs
                      (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)            2,095,000
     6,260,000        New Britain, CT, 4.00% BANs, 4/6/2006                     6,318,170
     3,500,000        North Canaan, CT Housing Authority, (Series
                      2001) Weekly VRDNs (Geer Woods, Inc.)/
                      (Wachovia Bank N.A. LOC)                                  3,500,000
                      Total                                                     52,113,170
                      District of Columbia--1.8%
     5,345,000   1    District of Columbia HFA, Roaring Fork (Series
                      1999-2) Weekly VRDNs (GNMA COL)/(Bank of New
                      York LIQ)                                                 5,345,000
     8,330,000   1     District of Columbia Water & Sewer Authority,
                      MERLOTS (Series 2000 A11), 2.11% TOBs (FSA
                      INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                      11/10/2005                                                8,330,000
     18,330,000  1    District of Columbia, (PT-372A), 2.31% Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch
                      & Co., Inc. LIQ)                                          18,330,000
     11,260,000  1    District of Columbia, (PT-372B). 2.31% Weekly
                      VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)           11,260,000
     6,020,000        District of Columbia, (Series 1997) Weekly VRDNs
                      (Children's Defense Fund)/(Manufacturers &
                      Traders Trust Co., Buffalo, NY LOC)                       6,020,000
                      Total                                                     49,285,000
                      Florida--0.8%
     3,700,000        Florida HFA, (1985 Series SS) Weekly VRDNs
                      (Woodlands Apartments)/(Northern Trust Co.,
                      Chicago, IL LOC)                                          3,700,000
     5,440,000   1    Florida Housing Finance Corp., (PT-1345) Weekly
                      VRDNs (Lake Forest Apartments)/(Merrill Lynch &
                      Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)            5,440,000
     6,000,000        Highlands County, FL Health Facilities
                      Authority, Hospital Revenue Bonds , 3.35% TOBs
                      (Adventist Health System/ Sunbelt Obligated
                      Group), Mandatory Tender 9/1/2005                         6,015,031
     3,800,000        Jacksonville, FL IDA, (Series 1996) Weekly VRDNs
                      (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)                3,800,000
     1,800,000        Palm Beach County, FL, (Series 2000) Weekly
                      VRDNs (Norton Gallery and School of Art,
                      Inc.)/(Bank of America N.A. LOC)                          1,800,000
                      Total                                                     20,755,031
                      Georgia--2.0%
     5,000,000   1    Atlanta, GA Airport General Revenue, (PA-916R),
                      Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,
                      Inc. LIQ)                                                 5,000,000
     9,158,000   1    Atlanta, GA Water & Wastewater, (ROCs Series
                      324) Weekly VRDNs (FSA INS)/(Citigroup Global
                      Markets Holdings, Inc. LIQ)                               9,158,000
     8,330,000        Clayton County, GA Housing Authority, (Series
                      2000A: Summerwind) Weekly VRDNs (Double Winds
                      Ventures LLC)/(FNMA LOC)                                  8,330,000
     4,100,000        Georgia State Municipal Gas Authority, (Series
                      B)  Weekly VRDNs (Bayerische Landesbank
                      Girozentrale, Credit Suisse, Zurich, J.P. Morgan
                      Chase Bank, N.A. and Wachovia Bank N.A. LOCs)             4,100,000
     6,270,000   1    Georgia State, PUTTERs (Series 440) Weekly VRDNs
                      (PNC Bank, N.A. LIQ)                                      6,270,000
     19,050,000       Municipal Electric Authority of Georgia, (Series
                      1985A), 2.43% CP (Landesbank Hessen-Thueringen,
                      Frankfurt LOC), Mandatory Tender 7/11/2005                19,050,000
     4,050,000        Newnan, GA Housing Authority, (Series 2002)
                      Weekly VRDNs (Summit Point Apartments)/
                      (Columbus Bank and Trust Co., GA LOC)                     4,050,000
                      Total                                                     55,958,000
                      Hawaii--1.2%
     3,470,000   1    Clipper Tax-Exempt Certificates Trust (Hawaii
                      AMT) (Series 1998-7) Weekly VRDNs (Hawaii
                      Finance and Development Corp.)/(FNMA COL)/(State
                      Street Bank and Trust Co. LIQ)                            3,470,000
     1,515,000   1    Hawaii Finance and Development Corp., MERLOTS
                      (Series 2001 A15) Weekly VRDNs (FNMA
                      COL)/(Wachovia Bank N.A. LIQ)                             1,515,000
     7,500,000        Hawaii State Department of Budget & Finance,
                      (Series 2004B-1) Weekly VRDNs (Hawaii Pacific
                      Health)/(Radian Asset Assurance INS)/(Bank of
                      Nova Scotia, Toronto LIQ)                                 7,500,000
     11,900,000  1    Hawaii State, (Series 2001-738) Weekly VRDNs
                      (FSA INS)/(Morgan Stanley LIQ)                            11,900,000
     7,670,000   1    Hawaii State, ROCs (Series 1044) Weekly VRDNs
                      (FSA INS)/(Citigroup Global Markets Holdings,
                      Inc. LIQ)                                                 7,670,000
                      Total                                                     32,055,000
                      Illinois--7.9%
     10,000,000  1    ABN AMRO MuniTOPS Certificates Trust (Multistate
                      Non-AMT) (Series 1998-14) Weekly VRDNs (Cook
                      County, IL)/(FGIC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ)                                            10,000,000
     24,000,000       Chicago, IL Board of Education, (Series 2004D)
                      Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ)               24,000,000
     4,950,000   1    Chicago, IL O'Hare International Airport,
                      MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)             4,950,000
     16,125,000  1    Chicago, IL Park District, Floater Certificates
                      (Series 2001-564) Weekly VRDNs (FGIC INS)/
                      (Morgan Stanley LIQ)                                      16,125,000
     60,000,000       Chicago, IL Water Revenue, (Series 2004) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/
                      (Dexia Credit Local LIQ)                                  60,000,000
     10,000,000  1    Chicago, IL, Variable Rate Certificates (Series
                      1998M) Weekly VRDNs (FGIC INS)/(Bank of America
                      N.A. LIQ)                                                 10,000,000
     13,680,000  1    Clipper Tax-Exempt Certificates Trust (Illinois
                      Non-AMT) (Series 2005-21) Weekly VRDNs (FSA
                      INS)/(State Street Bank and Trust Co. LIQ)                13,680,000
     1,000,000        Illinois Development Finance Authority IDB
                      Weekly VRDNs (Aurora Central Catholic High
                      School)/(Allied Irish Banks PLC LOC)                      1,000,000
     4,170,000        Illinois Development Finance Authority IDB,
                      (Series 1995) Weekly VRDNs (St. Paul's
                      House)/(Lasalle Bank, N.A. LOC)                           4,170,000
     6,845,000        Illinois Development Finance Authority, (Series
                      2001) Weekly VRDNs (Loyola Academy)/(J.P. Morgan
                      Chase Bank, N.A. LOC)                                     6,845,000
     2,675,000        Illinois Finance Authority, (Series 2004) Weekly
                      VRDNs (Kohl Children's Museum of Greater
                      Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC)         2,675,000
     5,000,000        Illinois Health Facilities Authority, (Series
                      2003) Weekly VRDNs (Herman M. Finch
                      University)/(J.P. Morgan Chase Bank, N.A. LOC)            5,000,000
     1,200,000        Illinois Health Facilities Authority, Revolving
                      Fund Pooled Financing Program (Series 1985F)
                      Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC)           1,200,000
     5,555,000   1    Illinois State, (Series 2001-636) Weekly VRDNs
                      (FSA INS)/(Morgan Stanley LIQ)                            5,555,000
     22,495,000  1    Illinois State, Class A Certificates (Series
                      2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns
                      Cos., Inc. LIQ)                                           22,495,000
     7,045,000   1    Regional Transportation Authority, IL, AUSTIN
                      (Series 2003C) Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Bank of America N.A. LIQ)                     7,045,000
     8,820,000   1    Regional Transportation Authority, IL, MERLOTS
                      (Series 2001-A48) Weekly VRDNs (FSA
                      INS)/(Wachovia Bank N.A. LIQ)                             8,820,000
     9,935,000   1    Regional Transportation Authority, IL, MERLOTS
                      (Series 2002-A24) Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Wachovia Bank N.A. LIQ)                       9,935,000
     4,000,000        Springfield, IL, (Series 1999) Weekly VRDNs (Oak
                      Terrace Joint Venture LP)/(Credit Suisse, Zurich
                      LOC)                                                      4,000,000
                      Total                                                     217,495,000
                      Indiana--2.6%
     8,850,000        Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger
                      Co.)/(U.S. Bank, N.A. LOC)                                8,850,000
     9,500,000        Crawfordsville, IN EDA, (Series 2002) Weekly
                      VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)                  9,500,000
     1,680,000        Hamilton County, IN, EDRB (Series 1995) Weekly
                      VRDNs (Fabcon LLC Project)/(Wells Fargo Bank
                      Minnesota N.A. LOC)                                       1,680,000
     7,200,000        Hamilton Southeastern, IN School Corp., 3.25%
                      TANs, 12/30/2005                                          7,229,828
     3,100,000        Indiana Health Facility Financing Authority,
                      (Series 2002) Weekly VRDNs (United Church Homes,
                      Inc.)/(Key Bank, N.A. LOC)                                3,100,000
     1,335,000   1    Indiana State HFA, MERLOTS (Series 2001-A2)
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)                     1,335,000
     3,935,000        Jasper County, IN EDA, (Series 1998A) Weekly
                      VRDNs (Oak Grove Christian Retirement Village,
                      Inc.)/(Fifth Third Bank, Cincinnati LOC)                  3,935,000
     7,000,000        Richmond, IN, EDA Weekly VRDNs (Gannett Co.,
                      Inc.)                                                     7,000,000
     17,300,000       Tippecanoe, IN School Corp., 3.25% TANs,
                      12/30/2005                                                17,380,130
     7,588,500        Valparaiso, IN, Community Schools, 3.25% TANs,
                      12/31/2005                                                7,623,814
     5,110,000        Winona Lake, IN, (Series 1999) Weekly VRDNs
                      (Grace College)/(Key Bank, N.A. LOC)                      5,110,000
                      Total                                                     72,743,772
                      Iowa--0.3%
     6,915,000        Iowa Falls, IA, (Series 1998) Weekly VRDNs
                      (Christensen Farms Midwest LLC)/(Harris, N.A.
                      LOC)                                                      6,915,000
     550,000          Iowa Finance Authority, (Series 1996) Weekly
                      VRDNs (Wittern Realty, Inc. Project)/(Wells
                      Fargo Bank Minnesota N.A. LOC)                            550,000
                      Total                                                     7,465,000
                      Kansas--0.3%
     6,000,000        Manhattan, KS IDRB, (Series 1994) Weekly VRDNs
                      (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)              6,000,000
     1,215,000   1    Sedgwick & Shawnee Counties, KS, Variable Rate
                      Certificates (Series 1999W) Weekly VRDNs (GNMA
                      COL)/(Bank of America N.A. LIQ)                           1,215,000
                      Total                                                     7,215,000
                      Kentucky--0.6%
     3,000,000        Calvert City, KY Pollution Control, (Series
                      1993A) Weekly VRDNs (Air Products & Chemicals,
                      Inc.)                                                     3,000,000
     1,000,000        Calvert City, KY Pollution Control, (Series
                      1993B) Weekly VRDNs (Air Products & Chemicals,
                      Inc.)                                                     1,000,000
     3,940,000        Henderson County, KY, (Series 1996) Weekly VRDNs
                      (Audubon Metals LLC Project)/(Harris, N.A. LOC)           3,940,000
     7,259,000   1    Kentucky Turnpike Authority, Floater
                      Certificates (2001-567) Weekly VRDNs (FSA
                      INS)/(Morgan Stanley LIQ)                                 7,259,000
     2,645,000        Wilmore, KY, (Series 1999) Weekly VRDNs (United
                      Methodist Retirement Community, Inc.)/(Allied
                      Irish Banks PLC LOC)                                      2,645,000
                      Total                                                     17,844,000
                      Louisiana--1.3%
     6,000,000   1    ABN AMRO MuniTOPS Certificates Trust (Louisiana
                      Non-AMT) (Series 2002-17) Weekly VRDNs
                      (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN
                      AMRO Bank NV, Amsterdam LIQ)                              6,000,000
     2,200,000        Iberville Parish, LA, (Series 1992) Weekly VRDNs
                      (Air Products & Chemicals, Inc.)                          2,200,000
     3,000,000        Lake Charles, LA Harbor & Terminal District,
                      (Series 1995A) Weekly VRDNs (Polycom-Huntsman,
                      Inc.)/(Bank of America N.A. LOC)                          3,000,000
     12,000,000       Louisiana Local Government Environmental
                      Facilities Community Development Authority,
                      (Series 2002) Weekly VRDNs (Isidore Newman
                      School)/(SunTrust Bank LOC)                               12,000,000
     12,975,000  1    Louisiana Local Government Environmental
                      Facilities Community Development Authority,
                      (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle
                      Apartments)/(Lehman Brothers Holdings, Inc. SWP)          12,975,000
                      Total                                                     36,175,000
                      Maryland--0.2%
     4,620,000        Maryland State Health & Higher Educational
                      Facilities Authority Weekly VRDNs (Capitol
                      College)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                          4,620,000
     490,000          Maryland State Health & Higher Educational
                      Facilities Authority, (Series 2001C) Weekly
                      VRDNs (Collington Episcopal Life Care Community,
                      Inc.)/(Lasalle Bank, N.A. LOC)                            490,000
                      Total                                                     5,110,000
                      Massachusetts--14.0%
     12,000,000  1    ABN AMRO MuniTOPS Certificates Trust
                      (Massachusetts Non-AMT) (Series 1998-12) Weekly
                      VRDNs (Massachusetts Water Resources
                      Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO
                      Bank NV, Amsterdam LIQ)                                   12,000,000
     25,360,000  1    ABN AMRO MuniTOPS Certificates Trust
                      (Massachusetts Non-AMT) (Series 2000-2) Weekly
                      VRDNs (Massachusetts Water Resources
                      Authority)/(FGIC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ)                                            25,360,000
     14,590,700       Canton, MA, (Series B), 4.00% BANs, 6/2/2006              14,734,272
     14,926,000  1     Clipper Tax-Exempt Certificates Trust
                      (Massachusetts Non-AMT) (Series 2000-2), 2.12%
                      TOBs (Massachusetts Turnpike Authority)/(MBIA
                      Insurance Corp. INS)/(State Street Bank and
                      Trust Co. LIQ), Optional Tender 8/11/2005                 14,926,000
     9,500,000   1     Clipper Tax-Exempt Certificates Trust
                      (Massachusetts Non-AMT) (Series 2001-4), 2.30%
                      TOBs (Massachusetts Turnpike Authority)/(MBIA
                      Insurance Corp. INS)/(State Street Bank and
                      Trust Co. LIQ), Optional Tender 9/8/2005                  9,500,000
     24,000,000       Commonwealth of Massachusetts, (Series 1997-B)
                      Weekly VRDNs (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)                                            24,000,000
     15,000,000       Commonwealth of Massachusetts, (Series 2001 B)
                      Weekly VRDNs (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)                                            15,000,000
     1,950,000   1    Commonwealth of Massachusetts, MACON (Series
                      2005C) Weekly VRDNs (AMBAC INS)/
                      (Bank of America N.A. LIQ)                                1,950,000
     4,960,000   1    Commonwealth of Massachusetts, MERLOTS (Series
                      2002-A9) Weekly VRDNs (FSA INS)/
                      (Wachovia Bank N.A. LIQ)                                  4,960,000
     22,705,000  1    Commonwealth of Massachusetts, PUTTERs (Series
                      443) Weekly VRDNs (FGIC, FSA INS) and J.P.
                      Morgan Chase Bank, N.A. LIQs)                             22,705,000
     2,950,000   1    Commonwealth of Massachusetts, Roaring Forks
                      (Series 2003-10) Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Bank of New York LIQ)                         2,950,000
     10,000,000       Lawrence, MA, 3.25% BANs, 12/22/2005                      10,046,607
     11,500,000  1    Massachusetts Bay Transit Authority Assessment
                      Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs
                      (Goldman Sachs Group, Inc. LIQ)                           11,500,000
     5,000,000        Massachusetts Bay Transportation Authority
                      General Transportation System, (Series 1999)
                      Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)          5,000,000
     4,000,000   1    Massachusetts Bay Transportation Authority
                      General Transportation System, MERLOTS (Series
                      2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank
                      N.A. LIQ)                                                 4,000,000
     18,245,000  1    Massachusetts Bay Transportation Authority Sales
                      Tax Revenue, PUTTERs (Series 442) Weekly VRDNs
                      (J.P. Morgan Chase Bank, N.A. LIQ)                        18,245,000
     20,000,000       Massachusetts HEFA, (Series 2004D) Weekly VRDNs
                      (Cape Cod Healthcare)/(Assured Guaranty Corp.
                      INS)/(Bank of America N.A. LIQ)                           20,000,000
     5,250,000        Massachusetts HEFA, (Series A-1) Weekly VRDNs
                      (Sherrill House)/(Comerica Bank LOC)                      5,250,000
     3,245,000        Massachusetts HEFA, (Series E) Weekly VRDNs
                      (Simmons College)/(AMBAC INS)/(Bank of America
                      N.A. LIQ)                                                 3,245,000
     5,095,000        Massachusetts HEFA, (Series Q-1) Weekly VRDNs
                      (Boston University)/(XL Capital Assurance Inc.
                      INS)/(Bank of America N.A. LIQ)                           5,095,000
     10,165,000  1    Massachusetts HEFA, MERLOTS (Series 2000-T)
                      Weekly VRDNs (Simmons College)/
                      (AMBAC INS)/(Wachovia Bank N.A. LIQ)                      10,165,000
     12,680,000       Massachusetts IFA, (Series 1995) Weekly VRDNs
                      (Goddard House)/(Bank of America N.A. LOC)                12,680,000
     3,000,000        Massachusetts IFA, (Series 1996) Weekly VRDNs
                      (Governor Dummer Academy)/(Citizens Bank of
                      Massachusetts LOC)                                        3,000,000
     10,960,000       Massachusetts IFA, (Series 1997) Weekly VRDNs
                      (Mount Ida College)/(Bank of America N.A. LOC)            10,960,000
     960,000          Massachusetts IFA, (Series B) Weekly VRDNs
                      (Williston North Hampton School)/(Bank of
                      America N.A. LOC)                                         960,000
     5,500,000   1    Massachusetts Municipal Wholesale Electric Co.,
                      Floater Certificates (Series 2001-674) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley
                      LIQ)                                                      5,500,000
     5,120,000   1    Massachusetts State College Building Authority,
                      MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC
                      INS)/(Wachovia Bank N.A. LIQ)                             5,120,000
     10,265,000       Massachusetts State Development Finance Agency,
                      (Series 2000) Weekly VRDNs (Wentworth Institute
                      of Technology, Inc.)/(AMBAC INS)/(State Street
                      Bank and Trust Co. LIQ)                                   10,265,000
     7,045,000        Massachusetts State Development Finance Agency,
                      (Series 2001) Weekly VRDNs (The Children's
                      Museum)/(Citizens Bank of Massachusetts LOC)              7,045,000
     1,000,000        Massachusetts State Development Finance Agency,
                      (Series 2002A) Weekly VRDNs (Assumption
                      College)/(Bank of New York LOC)                           1,000,000
     9,360,000        Massachusetts State Development Finance Agency,
                      (Series 2003) Weekly VRDNs (Boston College High
                      School)/(Citizens Bank of Massachusetts LOC)              9,360,000
     10,000,000       Massachusetts State Development Finance Agency,
                      (Series 2004A) Weekly VRDNs (Northfield Mount
                      Hermon School)/(Radian Asset Assurance
                      INS)/(Bank of America N.A. LIQ)                           10,000,000
     5,000,000        Massachusetts State Development Finance Agency,
                      (Series 2005) Weekly VRDNs (ISO New England,
                      Inc.)/(Key Bank, N.A. LOC)                                5,000,000
     10,000,000       Massachusetts State Development Finance Agency,
                      (Series 2005A) Weekly VRDNs (Suffolk
                      University)/(Assured Guaranty Corp.
                      INS)/(Citizens Bank of Massachusetts LIQ)                 10,000,000
     10,000,000  1    Massachusetts State HFA, MERLOTS (Series 1999H)
                      Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ)                             10,000,000
     1,000,000   1    Massachusetts State HFA, (PT-162) Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)           1,000,000
     2,855,000   1    Massachusetts Turnpike Authority, Floater
                      Certificates (Series 2000-335) Weekly VRDNs
                      (AMBAC INS)/(Morgan Stanley LIQ)                          2,855,000
     5,090,000   1    Massachusetts Water Pollution Abatement Trust
                      Pool, (PT-1185) Weekly VRDNs (Merrill Lynch &
                      Co., Inc. LIQ)                                            5,090,000
     1,100,000   1    Massachusetts Water Pollution Abatement Trust
                      Pool, Subordinate, MERLOTS (Series 1999N) Weekly
                      VRDNs (Wachovia Bank N.A. LIQ)                            1,100,000
     7,600,000        Massachusetts Water Resources Authority, (Series
                      1998D) Weekly VRDNs (FGIC INS)/
                      (FGIC Securities Purchase, Inc. LIQ)                      7,600,000
     1,025,000        Massachusetts Water Resources Authority, (Series
                      2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities
                      Purchase, Inc. LIQ)                                       1,025,000
     17,253,777       New Bedford, MA, 3.25% BANs, 2/24/2006                    17,344,930
     7,700,000        Woburn, MA, 3.50% BANs, 10/7/2005                         7,720,293
                      Total                                                     385,257,102
                      Minnesota--0.2%
     3,000,000   1    ABN AMRO MuniTOPS Certificates Trust (Minnesota
                      Non-AMT) (Series 2000-8) Weekly VRDNs
                      (Minneapolis/St. Paul, MN Metropolitan Airports
                      Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ)                                            3,000,000
     830,000          Coon Rapids, MN, (Series 1998) Weekly VRDNs
                      (Gerald R. Sizer)/(Wells Fargo Bank Minnesota
                      N.A. LOC)                                                 830,000
     405,000          New Hope, MN, (Series 1994) Weekly VRDNs
                      (National Beauty)/(Wells Fargo Bank Minnesota
                      N.A. LOC)                                                 405,000
                      Total                                                     4,235,000
                      Mississippi--0.7%
     5,560,000        Mississippi Home Corp., (Series 2004-5: Arbor
                      Park Apartments) Weekly VRDNs (Jackson Partners
                      LP)/(FNMA LOC)                                            5,560,000
     9,975,000   1    Mississippi Hospital Equipment & Facilities
                      Authority, (Series 2004 FR/RI-L70) Weekly VRDNs
                      (Baptist Memorial Healthcare)/(Lehman Brothers
                      Holdings, Inc. LIQ)                                       9,975,000
     4,320,000   1    Mississippi State, ROCs (Series 1043) Weekly
                      VRDNs (FGIC INS)/(Citigroup Global Markets
                      Holdings, Inc. LIQ)                                       4,320,000
                      Total                                                     19,855,000
                      Missouri--0.5%
     6,847,000        Branson Creek, MO Community Improvement
                      District, Special Assessment Bonds (Series 2002)
                      Weekly VRDNs (Union Planters Bank, N.A.,
                      Memphis, TN LOC)                                          6,847,000
     1,850,000        Missouri Development Finance Board, (Series
                      1995) Weekly VRDNs (Wilson Trailer Sales,
                      Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)               1,850,000
     5,900,000        Missouri State HEFA, (Series 2002) Weekly VRDNs
                      (Barstow School)/(Commerce Bank, N.A., Kansas
                      City LOC)                                                 5,900,000
                      Total                                                     14,597,000
                      Multi State--8.6%
     18,574,249  1    ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust
                      Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle
                      Bank, N.A. LOC)                                           18,574,249
     5,770,000   1    Banc One Capital Higher Education Tax-Exempt
                      Income Trust, (Series 1) Weekly VRDNs (J.P.
                      Morgan Chase Bank, N.A. LOC)                              5,770,000
     34,300,000  1    Charter Mac Floater Certificates Trust I, (Nat-1
                      Series) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America N.A., Bayerische
                      Landesbank Girozentrale, Dexia Credit Local, KBC
                      Bank NV, Landesbank Baden-Wuerttemberg, Lloyds
                      TSB Bank PLC, London and State Street Bank and
                      Trust Co. LIQs)                                           34,300,000
     22,500,000  1    Charter Mac Floater Certificates Trust I, (Nat-2
                      Series) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America NA, Bayerische Landesbank
                      Girozentrale, Dexia Credit Local, KBC Bank NV,
                      Landesbank Baden-Wuerttemberg, Lloyds TSB Bank
                      PLC, London and State Street Bank and Trust Co.
                      LIQs)                                                     22,500,000
     31,601,000  1    Clipper Tax-Exempt Certificates Trust (AMT
                      MultiState) (Series 1999-3) Weekly VRDNs (State
                      Street Bank and Trust Co. LIQ)                            31,601,000
     30,573,000  1    Clipper Tax-Exempt Certificates Trust (AMT
                      Multistate) (Series 2002-09) Weekly VRDNs
                      (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and
                      State Street Bank and Trust Co. LIQs)                     30,573,000
     22,000,000  1    Clipper Tax-Exempt Certificates Trust
                      (Multistate Non-AMT) (Series 2003-05) Weekly
                      VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and
                      State Street Bank and Trust Co. LIQs)                     22,000,000
     8,550,000   1    Clipper Tax-Exempt Certificates Trust
                      (Multistate Non-AMT) (Series 2005-26) Weekly
                      VRDNs (State Street Bank and Trust Co. LIQ)               8,550,000
     27,079,000  1    Clipper Tax-Exempt Certificates Trust (Non-AMT
                      Multistate) (Series 1998-2) Weekly VRDNs (State
                      Street Bank and Trust Co. LIQ)                            27,079,000
     2,061,581   1    Koch Floating Rate Trust (Multistate Non-AMT)
                      (Series 1999-2) Weekly VRDNs (AMBAC INS)/(State
                      Street Bank and Trust Co. LIQ)                            2,061,581
     7,041,074   1    Koch Floating Rate Trust (Multistate Non-AMT)
                      (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State
                      Street Bank and Trust Co. LIQ)                            7,041,074
     15,023,731  1    Koch Floating Rate Trust (Multistate Non-AMT)
                      (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State
                      Street Bank and Trust Co. LIQ)                            15,023,731
     10,790,000  1    TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Bayerische
                      Landesbank Girozentrale LIQ)                              10,790,000
                      Total                                                     235,863,635
                      Nebraska--0.6%
     9,100,000        Douglas County, NE Hospital Authority No. 001,
                      (Series 2002) Weekly VRDNs (Florence
                      Home)/(Lasalle Bank, N.A. LOC)                            9,100,000
     735,000          Douglas County, NE Weekly VRDNs (Majors
                      Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A.
                      LOC)                                                      735,000
     615,000          Douglas County, NE, Industrial Development
                      Revenue Refunding Bonds (Series 1994) Weekly
                      VRDNs (Omaha Fixture Manufacturing
                      Project)/(J.P. Morgan Chase Bank, N.A. LOC)               615,000
     439,000          Nebraska Investment Finance Authority, (Series
                      2001 F) Weekly VRDNs (FHLB of Topeka LIQ)                 439,000
     6,440,000   1    Nebraska Investment Finance Authority, MERLOTS
                      (Series 1999A) Weekly VRDNs (Wachovia Bank N.A.
                      LIQ)                                                      6,440,000
                      Total                                                     17,329,000
                      New Hampshire--0.3%
     6,175,000        New Hampshire Higher Educational & Health
                      Facilities Authority, (Series 2003) Weekly VRDNs
                      (RiverWoods at Exeter)/(Bank of America N.A. LOC)         6,175,000
     1,070,000   1    New Hampshire State HFA, MERLOTS (Series 2002-A4)
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)                     1,070,000
                      Total                                                     7,245,000
                      New Jersey--3.6%
     5,888,057        Beachwood, NJ, 2.75% BANs, 9/1/2005                       5,898,579
     20,550,000       East Rutherford Borough, NJ, 2.75% BANs,
                      8/19/2005                                                 20,579,850
     4,665,000        Gloucester Township, NJ, 3.00% BANs, 8/2/2005             4,668,241
     5,729,273        Hillsdale Borough, NJ, 3.50% BANs, 3/31/2006              5,756,387
     4,875,750        Lacey Township, NJ, 2.75% BANs, 8/12/2005                 4,881,539
     2,400,700        Little Egg Harbor Township, NJ, 3.75% BANs,
                      4/5/2006                                                  2,415,803
     2,998,000        Matawan Borough, NJ, 3.35% BANs, 2/14/2006                3,014,995
     4,618,100        Morris Plains, NJ, 2.75% BANs, 7/28/2005                  4,621,964
     2,500,000        New Jersey EDA, (Series 2001) Weekly VRDNs
                      (Diocese of Metuchen)/(Bank of America N.A. LOC)          2,500,000
     15,000,000       New Jersey EDA, (Series 2002B) Daily VRDNs
                      (Presbyterian Homes Assisted Living Obligated
                      Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)          15,000,000
     7,500,000   1    New Jersey State Transportation Trust Fund
                      Authority, Floater Certificates (Series 1998-54)
                      Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)               7,500,000
     7,495,000   1    New Jersey Turnpike Authority, (PA-824R) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch
                      & Co., Inc. LIQ)                                          7,495,000
     2,500,000   1    Newark, NJ Housing Authority, (PA-1268) Weekly
                      VRDNs (Port Authority-Port Newark Marine
                      Terminal)/(MBIA Insurance Corp. INS)/(Merrill
                      Lynch & Co., Inc. LIQ)                                    2,500,000
     4,000,000        Stafford Township, NJ Board of Education, 3.75%
                      BANs, 7/7/2006                                            4,038,520
     2,716,600        Union Beach, NJ, 2.75% BANs, 7/14/2005                    2,717,579
     7,021,000        Wood-Ridge, NJ Board of Education, 3.00% BANs,
                      7/15/2005                                                 7,023,284
                      Total                                                     100,611,741
                      New Mexico--2.1%
     2,000,000        Albuquerque, NM, (Series 1996A) Weekly VRDNs (El
                      Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A.
                      LOC)                                                      2,000,000
     13,640,000  1    Clipper Tax-Exempt Certificates Trust (New
                      Mexico-AMT) (Series 2005-15) Weekly VRDNs (New
                      Mexico Mortgage Finance Authority)/(GNMA
                      COL)/(State Street Bank and Trust Co. LIQ)                13,640,000
     21,851,277       New Mexico Mortgage Finance Authority, (Series
                      2005), 3.14% TOBs (Trinity Plus Funding Co.
                      LLC), Mandatory Tender 3/1/2006                           21,851,277
     19,995,000  1    New Mexico State Finance Authority
                      Transportation Revenue, (Series 2004-211) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns
                      Cos., Inc. LIQ)                                           19,995,000
                      Total                                                     57,486,277
                      New York--7.9%
     2,605,000   1    ABN AMRO MuniTOPS Certificates Trust (New York
                      Non-AMT) (Series 1999-2) Weekly VRDNs
                      (Metropolitan Transportation Authority, NY)/(FSA
                      INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                    2,605,000
     1,465,000        Albany, NY IDA, (Series 2002: Corning
                      Preserve/Hudson Riverfront) Weekly VRDNs (Albany
                      Local Development Corp.)/(Key Bank, N.A. LOC)             1,465,000
     2,375,480        Guilderland, NY CSD, 2.75% BANs, 7/7/2005                 2,375,871
     4,060,000        Long Island Power Authority, NY, (Series 1B)
                      Daily VRDNs (State Street Bank and Trust Co. LOC)         4,060,000
     1,500,000        Long Island Power Authority, NY, (Series 2003D)
                      Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)           1,500,000
     8,300,000        Metropolitan Transportation Authority, NY,
                      (Series 2004A-1) Weekly VRDNs (CDC IXIS
                      Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)         8,300,000
     3,900,000   1    Metropolitan Transportation Authority, NY,
                      MERLOTS (Series 1997C) Weekly VRDNs (FGIC
                      INS)/(Wachovia Bank N.A. LIQ)                             3,900,000
     1,910,000        Monroe County, NY IDA, (Series 2002A) Weekly
                      VRDNs (Monroe Community College Association,
                      Inc.)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                          1,910,000
     20,000,000       New York City, NY Housing Development Corp.,
                      (Series 2003A: 2 Gold Street) Weekly VRDNs (2
                      Gold LLC)/(Bank of America N.A. LOC)                      20,000,000
     1,000,000        New York City, NY Housing Development Corp.,
                      (Series 2004 A) Weekly VRDNs (West 61st Street
                      Associates LLC)/(HSBC Bank USA LOC)                       1,000,000
     50,000,000       New York City, NY Municipal Water Finance
                      Authority, (Series 6), 2.13% CP, Mandatory
                      Tender 7/14/2005                                          50,000,000
     2,500,000        New York City, NY Transitional Finance
                      Authority, (1999 Subseries A-2) Weekly VRDNs
                      (Bank of Nova Scotia, Toronto LIQ)                        2,500,000
     9,420,000   1    New York City, NY Transitional Finance
                      Authority, MERLOTS (Series 2002-A40) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank
                      N.A. LIQ)                                                 9,420,000
     31,000,000       New York City, NY Transitional Finance
                      Authority, New York City Recovery Bonds (2003
                      Series 3-G) Weekly VRDNs (Bank of New York LIQ)           31,000,000
     9,650,000        New York City, NY Transitional Finance
                      Authority, New York City Recovery Bonds (2003
                      Subseries 3-E) Daily VRDNs (Bank of New York LIQ)         9,650,000
     8,100,000        New York City, NY, (1994 Series H-4) Weekly
                      VRDNs (AMBAC INS)/(KBC Bank NV LIQ)                       8,100,000
     380,000          New York City, NY, (1995 Series F-4) Weekly
                      VRDNs (Landesbank Hessen-Thueringen, Frankfurt
                      LOC)                                                      380,000
     4,000,000        New York State Dormitory Authority, (Series
                      2005) Weekly VRDNs (Park Ridge Hospital,
                      Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                  4,000,000
     2,500,000        New York State Dormitory Authority, (Series
                      2005) Weekly VRDNs (Pratt Institute)/(Radian
                      Asset Assurance INS)/(Citibank N.A., New York
                      LIQ)                                                      2,500,000
     1,000,000   1    New York State Dormitory Authority, MERLOTS
                      (Series 2001-A30) Weekly VRDNs (AMBAC
                      INS)/(Wachovia Bank N.A. LIQ)                             1,000,000
     9,850,000   1    New York State Dormitory Authority, MERLOTS
                      (Series 2002-A56) Weekly VRDNs (FGIC
                      INS)/(Wachovia Bank N.A. LIQ)                             9,850,000
     9,800,000        Newark Valley, NY CSD, (Series 2004B), 2.50%
                      BANs, 8/26/2005                                           9,801,856
     5,027,000        Salina, NY, 3.00% BANs, 7/15/2005                         5,029,271
     2,500,000   1    Tobacco Settlement Financing Corp., NY,
                      (PA-1156) Weekly VRDNs (New York State)/(Merrill
                      Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,
                      Inc. LOC)                                                 2,500,000
     4,150,000        Triborough Bridge & Tunnel Authority, NY,
                      (Series 2002F) Weekly VRDNs (ABN AMRO Bank NV,
                      Amsterdam LIQ)                                            4,150,000
     6,500,000        Triborough Bridge & Tunnel Authority, NY,
                      Subordinate Revenue Bonds (Series 2000A) Weekly
                      VRDNs (FSA INS)/(J.P. Morgan Chase Bank, N.A.
                      LIQ)                                                      6,500,000
     15,000,000       Ulster County, NY, 4.00% BANs, 6/9/2006                   15,178,313
                      Total                                                     218,675,311
                      North Carolina--2.5%
     2,500,000        Mecklenburg County, NC, (Series 2004B) Weekly
                      VRDNs (Landesbank Hessen-Thueringen, Frankfurt
                      LIQ)                                                      2,500,000
     5,000,000        New Hanover County, NC PCR Financial Authority,
                      (Series 1984) Weekly VRDNs (American Hoist &
                      Derrick Co. Project)/(Bank of America N.A. LOC)           5,000,000
     4,585,000        North Carolina Capital Facilities Finance
                      Agency, (Series 2001) Weekly VRDNs (Queens
                      College)/(Bank of America N.A. LOC)                       4,585,000
     3,000,000        North Carolina Capital Facilities Finance
                      Agency, (Series 2001) Weekly VRDNs (Westchester
                      Academy, Inc.)/(Wachovia Bank N.A. LOC)                   3,000,000
     575,000          North Carolina Capital Facilities Finance
                      Agency, (Series 2002) Weekly VRDNs (Goodwill
                      Community Foundation)/(Bank of America N.A. LOC)          575,000
     4,900,000        North Carolina Capital Facilities Finance
                      Agency, (Series 2002) Weekly VRDNs (Wolfpack
                      Club)/(Bank of America N.A. LOC)                          4,900,000
     1,800,000        North Carolina Capital Facilities Finance
                      Agency, (Series 2004) Daily VRDNs (Republic
                      Services, Inc.)/(SunTrust Bank LOC)                       1,800,000
     4,700,000        North Carolina Capital Facilities Finance
                      Agency, (Series 2004) Weekly VRDNs (Campbell
                      University)/(Branch Banking & Trust Co.,
                      Winston-Salem LOC)                                        4,700,000
     1,535,000        North Carolina Educational Facilities Finance
                      Agency, (Series 1999) Weekly VRDNs (Catawba
                      College)/(Wachovia Bank N.A. LOC)                         1,535,000
     2,000,000        North Carolina Educational Facilities Finance
                      Agency, (Series 1999) Weekly VRDNs (North
                      Carolina Wesleyan College)/(RBC Centura Bank LOC)         2,000,000
     2,350,000        North Carolina Educational Facilities Finance
                      Agency, (Series 2000) Weekly VRDNs (Greensboro
                      Montessory School)/(Wachovia Bank N.A. LOC)               2,350,000
     6,525,000        North Carolina Medical Care Commission, (Series
                      1998) Weekly VRDNs (Cornelia Nixon Davis Nursing
                      Home, Inc.)/(Wachovia Bank N.A. LOC)                      6,525,000
     3,675,000        North Carolina Medical Care Commission, (Series
                      2001) Weekly VRDNs (Aldersgate Retirement
                      Community, Inc.)/(Branch Banking & Trust Co.,
                      Winston-Salem LOC)                                        3,675,000
     1,000,000        North Carolina Medical Care Commission, (Series
                      2001A) Weekly VRDNs (Moses H. Cone Memorial)              1,000,000
     3,500,000        North Carolina Medical Care Commission, (Series
                      2003C) Weekly VRDNs (Givens Estates )/(Bank of
                      Scotland, Edinburgh LOC)                                  3,500,000
     4,000,000        North Carolina Medical Care Commission, (Series
                      2005B) Weekly VRDNs (United Methodist Retirement
                      Homes)/(Branch Banking & Trust Co.,
                      Winston-Salem LOC)                                        4,000,000
     4,985,000   1    North Carolina Municipal Power Agency No. 1,
                      PUTTERs (Series 341) Weekly VRDNs (AMBAC
                      INS)/(J.P. Morgan Chase & Co. LIQ)                        4,985,000
     10,995,000  1    North Carolina State, (PT-413) Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)                           10,995,000
                      Total                                                     67,625,000
                      Ohio--3.6%
     9,630,000   1    ABN AMRO MuniTOPS Certificates Trust (Ohio
                      Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe,
                      OH Local School District)/(AMBAC INS)/(ABN AMRO
                      Bank NV, Amsterdam LIQ)                                   9,630,000
     5,785,000        Akron, Bath & Copley, OH Joint Township, (Series
                      2002) Weekly VRDNs (Sumner on Ridgewood,
                      Inc.)/(KBC Bank NV LOC)                                   5,785,000
     5,405,000        Clark County, OH, (Series 1999) Weekly VRDNs
                      (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A.
                      LIQ)                                                      5,405,000
     8,000,000   1    Cleveland, OH Airport System, (Series 2001)
                      SGA-126 Weekly VRDNs (FSA INS)/(Societe
                      Generale, Paris LIQ)                                      8,000,000
     4,215,000        Cuyahoga County, OH Health Care Facilities,
                      (Series 2001) Weekly VRDNs (Gardens of McGregor
                      & Amasa Stone)/(Key Bank, N.A. LOC)                       4,215,000
     8,000,000        Cuyahoga Falls, OH, 3.00% BANs, 12/15/2005                8,026,830
     2,500,000        Dublin, OH, Industrial Development Refunding
                      Revenue Bonds (Series 1997) Weekly VRDNs (Witco
                      Corp.)/(Bank of America N.A. LOC)                         2,500,000
     7,500,000        Hamilton County, OH Hospital Facilities
                      Authority, (Series 2002A) Weekly VRDNs (The
                      Elizabeth Gamble Deaconess Home
                      Association)/(J.P. Morgan Chase Bank, N.A. LOC)           7,500,000
     1,500,000        Hamilton County, OH Hospital Facilities
                      Authority, (Series B) Revenue Bonds Weekly VRDNs
                      (Health Alliance of Greater Cincinnati)/(MBIA
                      Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)          1,500,000
     6,735,000        Hamilton County, OH, (Series 2001A) Weekly VRDNs
                      (MLB Hilltop Health Facilities,
                      Inc.)/(FirstMerit Bank, N.A. LOC)                         6,735,000
     5,000,000        Hamilton County, OH, (Series 2004) Weekly VRDNs
                      (Stratford Heights)/(Bank of New York and
                      Citizens Bank of Pennsylvania LOCs)                       5,000,000
     13,565,000       Marion County, OH Health Care Facilities,
                      (Series 2002) Weekly VRDNs (United Church Homes,
                      Inc.)/(Key Bank, N.A. LOC)                                13,565,000
     2,930,000        Ohio State Higher Educational Facilities
                      Commission Weekly VRDNs (Wilberforce
                      College)/(Fifth Third Bank, Cincinnati LOC)               2,930,000
     9,995,000   1    Ohio State Turnpike Commission, Class A
                      Certificates (Series 2002-200) Weekly VRDNs
                      (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)                  9,995,000
     6,600,000   1    Ohio State Turnpike Commission, Morgan Stanley
                      Floater Certificates 1998-71 Weekly VRDNs (FGIC
                      INS)/(Morgan Stanley LIQ)                                 6,600,000
     1,105,000        Ohio State University, (Series 1999 B2) Weekly
                      VRDNs                                                     1,105,000
                      Total                                                     98,491,830
                      Pennsylvania--0.9%
     9,640,000        Geisinger Authority, PA Health System, (Series
                      2000) Daily VRDNs (J.P. Morgan Chase Bank, N.A.
                      LIQ)                                                      9,640,000
     2,000,000        Montgomery County, PA IDA Weekly VRDNs (Plymouth
                      Woods)/(PNC Bank, N.A. LOC)                               2,000,000
     700,000          Pennsylvania EDFA, (1995 Series E) Weekly VRDNs
                      (Home Nursing Agency Affiliates Project)/(PNC
                      Bank, N.A. LOC)                                           700,000
     11,780,000       Pennsylvania State Higher Education Facilities
                      Authority, (Series 2004) Weekly VRDNs (Holy
                      Family University)/(Commerce Bank N.A., Cherry
                      Hill, NJ LOC)                                             11,780,000
                      Total                                                     24,120,000
                      Puerto Rico--0.3%
     9,900,000   1    Puerto Rico Public Finance Corp., (Series 2004
                      FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman
                      Brothers Holdings, Inc. LIQ)                              9,900,000
                      South Carolina--1.0%
     7,490,000   1    Greer, SC Combined Utility System, MERLOTS
                      (Series 2002 A-30) Weekly VRDNs (AMBAC
                      INS)/(Wachovia Bank N.A. LIQ)                             7,490,000
     8,235,000   1    Medical University of South Carolina Hospital
                      Authority, AUSTIN (Series 2005A) Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Bank of America N.A.
                      LIQ)                                                      8,235,000
     11,010,000  1     Piedmont Municipal Power Agency, SC, MERLOTS
                      (Series 2000 A5), 2.11% TOBs (MBIA Insurance
                      Corp. INS)/(Wachovia Bank N.A. LIQ), Optional
                      Tender 11/10/2005                                         11,010,000
                      Total                                                     26,735,000
                      South Dakota--0.1%
     2,835,000   1     South Dakota Housing Development Authority,
                      MERLOTS (Series 2001 A32), 2.11% TOBs (Wachovia
                      Bank N.A. LIQ), Optional Tender 11/10/2005                2,835,000
                      Tennessee--0.5%
     5,855,000        Jackson, TN Energy Authority, (Series 2002)
                      Weekly VRDNs (Jackson, TN Gas System)/(FSA
                      INS)/(SunTrust Bank LIQ)                                  5,855,000
     590,000          Montgomery County, TN Public Building Authority,
                      Pooled Financing Revenue Bonds (Series 1996)
                      Weekly VRDNs (Montgomery County Loan)/(Bank of
                      America N.A. LOC)                                         590,000
     4,995,000   1    Shelby County, TN Health Education & Housing
                      Facilities Board, PUTTERs (Series 254) Weekly
                      VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P.
                      Morgan Chase Bank, N.A. LOC)                              4,995,000
     100,000          Washington County, TN IDB, (Series 1996) Weekly
                      VRDNs (Springbrook Properties)/(SunTrust Bank
                      LOC)                                                      100,000
     2,750,000        Williamson County, TN, (Series 2000) Weekly
                      VRDNs (Brentwood Academy)/(Amsouth Bank N.A.,
                      Birmingham, AL LOC)                                       2,750,000
                      Total                                                     14,290,000
                      Texas--14.2%
     10,000,000  1    ABN AMRO MuniTOPS Certificates Trust (Multistate
                      Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers
                      Hill, TX Independent School District)/(Texas
                      Permanent School Fund Guarantee Program
                      GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)                    10,000,000
     2,760,000   1    Austin, TX Electric Utility System, (PT-1699)
                      Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,
                      Inc. LIQ)                                                 2,760,000
     6,605,000   1    Austin, TX Water and Wastewater System, MERLOTS
                      (Series 2002-A1) Weekly VRDNs (FSA
                      INS)/(Wachovia Bank N.A. LIQ)                             6,605,000
     18,245,000  1     Austin, TX, MERLOTS (Series 2000 A3), 2.11%
                      TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank
                      N.A. LIQ), Optional Tender 11/10/2005                     18,245,000
     8,000,000        Brazoria County, TX Health Facilities
                      Development Corp., (Series 1999) Weekly VRDNs
                      (Brazosport Memorial Hospital)/(J.P. Morgan
                      Chase Bank, N.A. LOC)                                     8,000,000
     24,125,000       Brazos River Authority, TX, (Series 2001 D-1)
                      Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A.
                      LOC)                                                      24,125,000
     17,300,000       Brazos River Authority, TX, (Series 2001 D-2)
                      Weekly VRDNs (TXU Energy)/(Wachovia Bank N.A.
                      LOC)                                                      17,300,000
     900,000          Corpus Christi, TX IDC Weekly VRDNs (Grainger
                      (W.W.), Inc.)                                             900,000
     7,290,000   1    Duncanville, TX Independent School District,
                      (Series 2003 SGA 149) Weekly VRDNs (Texas
                      Permanent School Fund Guarantee Program
                      GTD)/(Societe Generale, Paris LIQ)                        7,290,000
     21,000,000       Gulf Coast, TX IDA, Marine Terminal Revenue
                      Bonds (Series 1993) Daily VRDNs (BP Amoco Corp)           21,000,000
     10,000,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      1993) Daily VRDNs (BP Amoco Corp)                         10,000,000
     10,000,000       Gulf Coast, TX Waste Disposal Authority, (Series
                      1998) Daily VRDNs (BP Amoco Corp)                         10,000,000
     2,100,000        Gulf Coast, TX Waste Disposal Authority, (Series
                      2002) Daily VRDNs (BP Products North America,
                      Inc.)/(BP PLC GTD)                                        2,100,000
     955,000          Harris County, TX IDC Weekly VRDNs (Grainger
                      (W.W.), Inc.)                                             955,000
     2,700,000        Houston, TX Higher Education Finance Corp.,
                      (Series 2000) Weekly VRDNs (Houston Baptist
                      University Project)/(J.P. Morgan Chase Bank,
                      N.A. LOC)                                                 2,700,000
     4,985,000   1    Houston, TX Housing Finance Corp., (PT-2101)
                      Weekly VRDNs (Sweetwater Point
                      Apartments)/(Merrill Lynch & Co., Inc.
                      LIQ)/(Merrill Lynch & Co., Inc. LOC)                      4,985,000
     20,075,000  1    Houston, TX Water & Sewer System, Class A
                      Certificates (Series 2002-187) Weekly VRDNs (FSA
                      INS)/(Bear Stearns Cos., Inc. LIQ)                        20,075,000
     6,525,000   1    Houston, TX Water & Sewer System, Variable
                      Certificates (Series 2002F) Weekly VRDNs (FSA
                      INS)/(Bank of America N.A. LIQ)                           6,525,000
     930,000          North Richland Hills, TX IDC Weekly VRDNs
                      (Tecnol, Inc.)/(Bank of America N.A. LOC)                 930,000
     29,450,000  1     San Antonio, TX Electric & Gas System, MERLOTS
                      (Series 2002-A53), 1.75% TOBs (FSA
                      INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                      7/20/2005                                                 29,450,000
     8,220,000   1    San Antonio, TX Electric & Gas System, (PT-1706)
                      Weekly VRDNs (BNP Paribas SA LIQ)                         8,220,000
     3,100,000        Splendora, TX Higher Education Facilities Corp.,
                      (Series 2001) Weekly VRDNs (Oak Cliff Bible
                      Fellowship)/(Bank of America N.A. LOC)                    3,100,000
     10,000,000       Texas Small Business Industrial Development
                      Corp., (Series 1986) Weekly VRDNs (Texas Public
                      Facilities Capital Access Program)/(KBC Bank NV
                      LOC)                                                      10,000,000
     20,000,000       Texas State Department of Housing & Community
                      Affairs, (Series 2005A) Weekly VRDNs (FSA
                      INS)/(DePfa Bank PLC LIQ)                                 20,000,000
     60,000,000       Texas State, (Series 2004), 3.00% TRANs,
                      8/31/2005                                                 60,138,077
     5,000,000   1    Texas State, TRANs (Series 2004 FR/RI-L60J)
                      Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)         5,000,000
     43,500,000  1    Texas State, TRANs (Series 2004 FR/RI-L61J)
                      Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)         43,500,000
     37,300,000       Waco, TX Education Finance Corp., (Series 2002A)
                      Weekly VRDNs (Baylor University)/(XL Capital
                      Assurance Inc. INS)/(Dexia Credit Local LIQ)              37,300,000
                      Total                                                     391,203,077
                      Utah--1.2%
     29,350,000       Emery County, UT, PCRB (Series 1991) Weekly
                      VRDNs (Pacificorp)/(BNP Paribas SA LOC)                   29,350,000
     2,600,000        Weber County, UT IDRB, (Series 1994) Weekly
                      VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A.
                      LOC)                                                      2,600,000
                      Total                                                     31,950,000
                      Virginia--1.3%
     880,000          Alexandria, VA IDA, (Series 1999) Weekly VRDNs
                      (Church Schools in the Diocese of
                      Virginia)/(SunTrust Bank LOC)                             880,000
     3,875,000        Alexandria, VA Redevelopment and Housing
                      Authority, (Series 2001) Weekly VRDNs (Potomac
                      West Apartments)/(SunTrust Bank LOC)                      3,875,000
     2,210,000        Fairfax County, VA EDA, (Series 2002) Weekly
                      VRDNs (Wolf Trap Foundation for the Performing
                      Arts)/(Bank of America N.A. LOC)                          2,210,000
     2,400,000        Fairfax County, VA EDA, (Series 2003) Weekly
                      VRDNs (George Mason University Foundation, Inc.
                      )/(SunTrust Bank LOC)                                     2,400,000
     10,000,000  1     Harrisonburg, VA Redevelopment & Housing
                      Authority, (PT-485), 1.70% TOBs (Rolling Brook
                      Village Apartments)/(FHLMC GTD)/(FHLMC LIQ),
                      Optional Tender 9/8/2005                                  10,000,000
     12,900,000       Henrico County, VA EDA, (Series 2000) Weekly
                      VRDNs (White Oak Semiconductor LP)/(Citibank
                      N.A., New York LOC)                                       12,900,000
     2,950,000        James City County, VA IDA, (Series 1997) Weekly
                      VRDNs (Riverside Health System)                           2,950,000
     1,710,000        Newport News, VA EDA, Oyster Point Town Center
                      Weekly VRDNs (Newport News, VA)/(SunTrust Bank
                      LIQ)                                                      1,710,000
                      Total                                                     36,925,000
                      Washington--2.6%
     6,995,000   1    Energy Northwest, WA, (PT-734) Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Svenska
                      Handelsbanken, Stockholm LIQ)                             6,995,000
     2,600,000        Everett, WA Weekly VRDNs (Bank of America N.A.
                      LOC)                                                      2,600,000
     9,845,000   1     Seattle, WA Municipal Light & Power, MERLOTS
                      (Series 2001 A42), 2.11% TOBs (FSA
                      INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                      11/10/2005                                                9,845,000
     7,915,000   1    Seattle, WA Municipal Light & Power, (PT-760)
                      Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC,
                      London LIQ)                                               7,915,000
     13,250,000       Tacoma, WA Housing Authority, (Series 2001:
                      Sunset Apartments) Weekly VRDNs (South Hill
                      Associates LP)/(FNMA LOC)                                 13,250,000
     19,300,000  1    Washington State, Class A Certificates (Series
                      2002-206) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bear Stearns Cos., Inc. LIQ)                        19,300,000
     3,950,000   1    Washington State, (PT-1740) Weekly VRDNs (WestLB
                      AG (Guaranteed) LIQ)                                      3,950,000
     7,320,000   1    Washington State, (PT-2095) Weekly VRDNs (AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                      7,320,000
                      Total                                                     71,175,000
                      West Virginia--0.8%
     10,500,000       Grant County, WV County Commission, PCRB (Series
                      1994), 2.80% CP (Virginia Electric & Power Co.),
                      Mandatory Tender 7/15/2005                                10,500,000
     12,500,000       Grant County, WV County Commission, Solid Waste
                      Disposal Revenue Bonds (Series 1996), 3.00% CP
                      (Virginia Electric & Power Co.), Mandatory
                      Tender 7/13/2005                                          12,500,000
                      Total                                                     23,000,000
                      Wisconsin--2.2%
     2,650,000        Combined Locks, WI, Revenue Refunding Bonds,
                      (Series 1997) Weekly VRDNs (Appleton
                      Papers)/(Lasalle Bank, N.A. LOC)                          2,650,000
     23,000,000       Franklin, WI Community Development Authority,
                      (Series 2002) Weekly VRDNs (Indian Community
                      School of Milwaukee, Inc.)/(J.P. Morgan Chase
                      Bank, N.A. LOC)                                           23,000,000
     1,550,000        Superior, WI, (Series 1998) Weekly VRDNs
                      (Partridge River Superior, Inc.)/(Wells Fargo
                      Bank Minnesota N.A. LOC)                                  1,550,000
     10,000,000       Wisconsin Center District, (Series 2001A) Weekly
                      VRDNs (U.S. Bank, N.A. LOC)                               10,000,000
     18,000,000       Wisconsin Housing & EDA, (Series 2004E) Weekly
                      VRDNs (Lloyds TSB Bank PLC, London LIQ)                   18,000,000
     1,345,000        Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                      (16th Street Community Health Center,
                      Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                  1,345,000
     5,355,000        Wisconsin State HEFA, (Series 1997) Weekly VRDNs
                      (Cedar Crest, Inc.)/(J.P. Morgan Chase Bank,
                      N.A. LOC)                                                 5,355,000
                      Total                                                     61,900,000
                      Wyoming--0.1%
     2,100,000        Sweetwater County, WY, PCRB (Series 1994) Daily
                      VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan
                      Chase Bank, N.A. LIQ)                                     2,100,000
                      Total municipal Investments--99.3%
                       (AT AMORTIZED COST) 2                                    2,739,894,024
                      OTHER ASSETS AND LIABILITIES - NET--0.7%                   18,459,514
                      TOTAL NET ASSETS--100%                                 $   2,758,353,538


       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 14.3% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $1,195,377,506 which represents 43.3% of total net assets.

2      Also represents cost for federal tax purposes.
       The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At June 30, 2005, the portfolio securities were rated as follows:

       Tier Rating Percentage Based on Total Market Value
       First Tier         Second Tier
       97.9%               2.1%

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.




The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
CSD         --Central School District
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB(s)     --Industrial Development Revenue Bond(s)
IFA         --Industrial Finance Authority
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR         --Pollution Control Revenue
PCRB        --Pollution Control Revenue Bond
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Offer Certificates
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes























Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer


Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer


Date        August 22, 2005